Earnings (Loss) per Share Attributable to Owners of the Controlling Company (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Basic Earnings per Share
(a)
Basic earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In won and number of shares)
	2021		2022	2023
Profit (loss) attributable to owners of the Controlling Company for the year	₩	1,186,182,126,952	(3,071,564,667,651)	(2,733,741,837,803)
Weighted-average number of common stocks outstanding		357,815,700	357,815,700	357,815,700
Basic earnings (loss) per share	₩	3,315	(8,584)	(7,640)

Summary of Diluted Earnings Per Share Explanatory

(In won and number of shares)
	2021
Profit attributable to owners of the Controlling Company	₩	1,186,182,126,952
Adjustments:
Interest expenses of convertible bond, net of income tax		11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax		50,521,798,972
Diluted profit attributable to owners of the Controlling Company	₩	1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment		398,804,698
Diluted earnings per share	₩	3,130

Summary of Weighted Average Number of Common Stocks Outstanding after Adjustment Explanatory

Weighted-average number of common stocks outstanding, after adjustment, for measurement of diluted earnings per share is determined as follows:

(Number of shares)
2021
Weighted-average number of common stocks outstanding	357,815,700
Adjustment : Number of common stocks to be issued from conversion	40,988,998
Weighted-average number of common stocks outstanding, after adjustment	398,804,698

Diluted loss per share is not different from basic loss per share as there are no dilution effects of potential common stocks for the years ended December 31, 2022 and 2023.